Accounts Receivable (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable [Abstract]
Accounts receivable	$ 2,464,304	$ 2,984,690	$ 1,712,390
Less: allowance for doubtful accounts	(109,005)	(58,367)	(45,067)
Accounts receivable, net	$ 2,355,299	$ 2,926,323	$ 1,667,323